S000010825 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	158 Months Ended	363 Months Ended	385 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
C000030051 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.30%	13.92%		14.31%
Performance Inception Date						Oct. 10, 1995
C000030051 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.67%	10.26%		11.60%
Performance Inception Date						Oct. 10, 1995
C000030051 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.41%	10.46%		11.27%
Performance Inception Date						Oct. 10, 1995
C000030053 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.60%	14.21%		14.59%
Performance Inception Date							Dec. 15, 1993
C000122593 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.60%	14.21%		14.59%
Performance Inception Date					Nov. 08, 2012
C000173199 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.59%	14.20%		14.59%
Performance Inception Date			Mar. 01, 2017